Operating costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating costs
Staff costs (note 19)	SFr 44,496	SFr 67,959	SFr 145,538	SFr 136,641
Depreciation (notes 8/9)	2,118	112,382	4,236	115,320
External research and development costs	68,492	184,461	101,075	363,571
Laboratory consumables	4,021		4,021
Patent maintenance and registration costs	53,865	68,335	97,119	123,874
Professional fees	320,253	376,033	622,635	828,043
Short term leases		1,545		1,545
D&O insurance	47,207	61,629	91,857	112,678
Other operating costs	228,821	142,249	380,109	355,923
Total operating costs	SFr 769,273	SFr 1,014,593	SFr 1,446,590	SFr 2,037,595